REVENUES Revenue - Lease Payment Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 35,721	$ 38,221
Income relating to variable lease payments for operating leases that do not depend on index or rate	143	141
Operating lease income	9,700	10,400
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	6,144	6,215
2 to 3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	9,460	9,821
Later than four years and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	7,334	7,160
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 12,783	$ 15,025